Financial Instruments - Liquidity Analysis for Derivative Financial Instruments (Detail) - TWD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Undiscounted gross inflows (outflows) on derivatives	$ 6	$ (1)
Forward exchange contracts inflows [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Undiscounted gross inflows on derivatives	269	396
Forward exchange contracts outflows [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Undiscounted gross outflows on derivatives	263	397
Less Than 30 Days [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Undiscounted gross inflows (outflows) on derivatives	0	0
Less Than 30 Days [Member] | Forward exchange contracts inflows [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Undiscounted gross inflows on derivatives	85	46
Less Than 30 Days [Member] | Forward exchange contracts outflows [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Undiscounted gross outflows on derivatives	85	46
1-3 Months [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Undiscounted gross inflows (outflows) on derivatives	6	(1)
1-3 Months [Member] | Forward exchange contracts inflows [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Undiscounted gross inflows on derivatives	184	350
1-3 Months [Member] | Forward exchange contracts outflows [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Undiscounted gross outflows on derivatives	178	351
3 Months to 1 Year [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Undiscounted gross inflows (outflows) on derivatives	0	0
3 Months to 1 Year [Member] | Forward exchange contracts inflows [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Undiscounted gross inflows on derivatives	0	0
3 Months to 1 Year [Member] | Forward exchange contracts outflows [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Undiscounted gross outflows on derivatives	0	0
1-5 Years [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Undiscounted gross inflows (outflows) on derivatives	0	0
1-5 Years [Member] | Forward exchange contracts inflows [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Undiscounted gross inflows on derivatives	0	0
1-5 Years [Member] | Forward exchange contracts outflows [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Undiscounted gross outflows on derivatives	$ 0	$ 0